LONG-TERM BANK LOAN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term debt, face amount		$ 4,340
Long-term debt, interest rate terms	the new loan carries interest rate of 7.4% (MCLR+0.20%).